Annual Fund Operating Expenses - High Yield Bond Fund	Jan. 29, 2021
I
Operating Expenses:
Management Fee	0.55%
Distribution (12b-1) Fee	none
Acquired Fund Fees and Expenses	0.24%
Other Expenses2,3	0.01%
Total Annual Fund Operating Expenses	0.80%
Less: Fee Waivers and/or Expense Reimbursements4	0.09%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.71%
N
Operating Expenses:
Management Fee	0.55%
Distribution (12b-1) Fee	0.25%
Acquired Fund Fees and Expenses	0.24%
Other Expenses2,3	0.01%
Total Annual Fund Operating Expenses	1.05%
Less: Fee Waivers and/or Expense Reimbursements4	0.09%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.96%
R6
Operating Expenses:
Management Fee	0.55%
Distribution (12b-1) Fee	none
Acquired Fund Fees and Expenses	0.14%
Other Expenses2,3	0.01%
Total Annual Fund Operating Expenses	0.70%
Less: Fee Waivers and/or Expense Reimbursements4	0.09%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.61%